KEMPER CONTRARIAN FUND
                           KEMPER SMALL CAP VALUE FUND
                                KEMPER VALUE FUND
                         SUPPLEMENT TO THE STATEMENT OF
                          ADDITIONAL INFORMATION DATED
                                FEBRUARY 1, 2000
                           --------------------------


KEMPER CONTRARIAN FUND AND KEMPER SMALL CAP VALUE FUND

Performance figures for Class B and C shares of Kemper Contrarian Fund and Kemper Small Cap Value Fund for the period September 11, 1995 to November 30, 1999 reflect the actual performance of these classes of shares. Returns for Class B and C shares for the period March 18, 1988 (Kemper Contrarian Fund) and May 22, 1992 (Kemper Small Cap Value Fund) to September 11, 1995 are derived from the historical performance of Class A shares, adjusted to reflect the operating expenses applicable to Class B and C shares, which may be higher or lower than those of Class A shares. The performance figures are also adjusted to reflect the maximum sales charge of 5.75% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares and 1% for Class C shares.

The returns in the chart below assume reinvestment of distributions at net asset value and represent both actual past performance figures and adjusted performance figures of the Class A shares of Kemper Contrarian Fund and Kemper Small Cap Value Fund, and Class S shares of Value Fund as described above; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

KEMPER CONTRARIAN FUND -- AS OF NOVEMBER 30, 1999*

AVERAGE ANNUAL           Class                 Class                   Class
TOTAL RETURNS           A Shares              B Shares                C Shares
-------------           --------              --------                --------

Life of Class (+)          12.78%              14.49%                   14.69%
Ten Years                  12.35%              11.97%                   11.85%
Five Years                 17.28%              17.38%                   17.50%
Three Years                10.08%              10.67%                   11.10%
One Year                  -10.53%              -8.49%                   -6.01%

(+) Since March 18, 1988 for Class A shares. Since September 11, 1995 for Class B and Class C shares.

SMALL CAP VALUE FUND -- NOVEMBER 30, 1999*

AVERAGE ANNUAL             Class                 Class                   Class
TOTAL RETURNS             A Shares              B Shares                C Shares
-------------             --------              --------                --------

Life of Class (+)        10.79%                  10.63%                  10.71%
Five Years               11.79%                  11.94%                  12.28%
One Year                 -6.03%                  -1.04%                  -0.86%

(+) Since May 22, 1992 for Class A shares. Since September 11, 1995 for Class B and Class C shares.

* Because Class B and C shares were not introduced until September 11, 1995, the total return for Class B and C shares for the periods prior to their introduction is based upon the performance of Class A shares from the commencement of investment operations, March 18, 1988 (Kemper Contrarian Fund) and May 22, 1992 (Kemper Small Cap Value Fund) through September 11, 1995. Actual performance of Class B and C shares is shown beginning September 11, 1995.



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KEMPER VALUE FUND

Performance figures for Class A, B and C shares of Kemper Value Fund for the period April 16, 1998 to November 30, 1999 reflect the actual performance of these classes of shares. Returns for Class A, B and C shares for the period December 31, 1992 to April 16, 1998 are derived from the historical performance of Class S shares, adjusted to reflect the operating expenses applicable to Class A, B and C shares, which may be higher or lower than those of Class S shares. The performance figures are also adjusted to reflect the maximum sales charge of 5.75% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares and 1% for Class C shares.

KEMPER Value FUND-- AS OF NOVEMBER 30, 1999

AVERAGE ANNUAL               Class             Class                   Class
TOTAL RETURNS               A Shares          B Shares                C Shares
-------------               --------          --------                --------

Life of Class (+)**           14.56%            14.59%                  14.71%
Five Years**                  17.11%            17.26%                  17.62%
One Year                       6.55%             9.02%                  12.06%

(+) Since December 31, 1992 for Class A shares. Since April 16, 1998 for Class B and Class C shares.

** Because Class A, B and C shares were not introduced until April 16, 1998, the total return for Class A, B and C shares for the period prior to their introduction is based upon the performance of Class S shares from the commencement of investment operations, December 31, 1992 through April 16, 1998. Actual performance of Class A, B and C shares is shown beginning April 16, 1998.
















September 29, 2000